TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other

As at December 31
($ millions)	2018	2017
Trade receivables from customers	178	178
Other receivables	411	335
Prepayments	16	17
Impairment loss allowance	(1)	(1)
Total trade receivables and other	604	529